Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1
Salobo [member] | Mill Throughput Capacity Expansion [member] | Bottom of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	113
Salobo [member] | Mill Throughput Capacity Expansion [member] | Top of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	892
Salobo [member] | Salobo Three Expansion [member] | Mill Throughput Capacity Expansion [member] | Bottom of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	550
Salobo [member] | Salobo Three Expansion [member] | Mill Throughput Capacity Expansion [member] | Top of range [member]
Disclosure of contractual obligations [line items]
Estimated expansion payments	$ 650